INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Weighted	December 31, 2012				December 31, 2013
	average		Accumulated	Impairment	Net Carrying		Accumulated	Impairment	Net Carrying
	economic life	Cost	amortization	loss	values	Cost	amortization	loss	values

Customer base	5 years	$13,003,920	$(6,850,171)	$(6,153,749)	$—	13,409,760	(7,063,958)	(6,345,802)	—
Non-compete agreements	10 years	4,175,461	(1,093,080)	(3,082,381)	—	4,305,773	(1,127,194)	(3,178,579)	—
Patents	10 years	270,429	(86,457)	—	183,972	280,474	(114,123)	—	166,351
Trademark	10 years	232,853	(50,134)	—	182,719	330,130	(78,966)	—	251,164
Concession contracts	9 years	98,236,816	(19,098,460)	(79,138,356)	—	101,302,697	(19,694,505)	(81,608,192)	—
Technology	9 years	365,016	(40,557)	(324,459)	—	376,408	(41,823)	(334,585)	—

		$116,284,495	$(27,218,859)	$(88,698,945)	$366,691	$120,005,242	$(28,120,569)	$(91,467,158)	$417,515

Schedule of amortization expense

	December 31,
	2011	2012	2013

Cost of revenue	$5,322,301	$2,727,084	$—
Selling and marketing expenses	740,238	379,008	—
General and administrative expenses	35,647	45,642	51,316
	$6,098,186	$3,151,734	$51,316